Segment and geographic information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Geographic Areas Based on Location
	June 30,
	2025	2024
U.S.	$111,921	$90,074
Europe	56,050	51,426
Asia Pacific	29,912	29,535
Rest of the world	15,761	15,504
Israel	2,188	1,648
Total	$215,832	$188,187

Schedule of Disaggregated Revenue
	June 30,
	2025	2024
Marketplace Revenue	$152,363	$154,502
Services Revenue	63,469	33,685
Total	$215,832	$188,187